Schedule of Investments (unaudited)
June 30, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Boeing Co. (The)(a)	29,959	$ 6,485,225
General Dynamics Corp.	10,148	3,594,827
General Electric Co.	40,767	15,235,851
Honeywell Aerospace, Inc.(a)	12,427	2,747,361
Howmet Aerospace, Inc.	15,689	4,218,145
Lockheed Martin Corp.	8,006	4,078,737
Northrop Grumman Corp.	5,265	2,681,517
RTX Corp.	53,164	10,086,806
TransDigm Group, Inc.	2,204	2,935,816
		52,064,285
Air Freight & Logistics — 0.3%
FedEx Corp.	8,649	2,708,261
United Parcel Service, Inc., Class B	29,459	3,166,843
		5,875,104
Automobiles — 2.3%
General Motors Co.	35,537	2,739,192
Tesla, Inc.(a)	115,277	48,485,506
		51,224,698
Banks — 3.7%
Bank of America Corp.	261,037	14,873,888
Citigroup, Inc.	67,148	9,398,034
JPMorgan Chase & Co.	105,513	34,537,570
NU Holdings Ltd., Class A(a)	136,664	1,825,831
PNC Financial Services Group, Inc. (The)	15,827	3,896,924
Truist Financial Corp.	49,128	2,447,557
U.S. Bancorp	61,339	3,704,876
Wells Fargo & Co.	120,992	9,998,779
		80,683,459
Beverages — 1.0%
Coca-Cola Co. (The)	153,444	12,470,394
Monster Beverage Corp.(a)	27,629	2,655,700
PepsiCo, Inc.	53,946	7,304,288
		22,430,382
Biotechnology — 1.8%
AbbVie, Inc.	69,866	17,581,080
Amgen, Inc.	21,334	7,725,468
Gilead Sciences, Inc.	48,964	6,186,112
Regeneron Pharmaceuticals, Inc.	3,984	2,484,183
Vertex Pharmaceuticals, Inc.(a)	10,020	4,977,235
		38,954,078
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	382,804	91,237,505
Building Products — 0.5%
Carrier Global Corp.	30,777	2,257,493
Johnson Controls International PLC	24,282	3,547,843
Trane Technologies PLC	8,707	4,276,530
		10,081,866
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	27,036	3,909,676
BlackRock, Inc.(b)	6,018	5,786,668
Blackstone, Inc., Class A	29,346	3,453,144
Brookfield Asset Management Ltd., Class A	14,855	666,247
Charles Schwab Corp. (The)	64,655	5,965,717
CME Group, Inc., Class A	14,241	3,144,840
Goldman Sachs Group, Inc. (The)	11,387	11,516,470
Interactive Brokers Group, Inc., Class A	17,292	1,505,096
Intercontinental Exchange, Inc.	22,150	2,726,886
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc., Class A	27,188	$ 2,495,315
Moody’s Corp.	5,917	2,679,928
Morgan Stanley	44,274	9,255,037
S&P Global, Inc.	11,652	4,745,393
		57,850,417
Chemicals — 0.8%
Air Products & Chemicals, Inc.	8,631	2,530,437
Ecolab, Inc.	9,775	2,723,413
Linde PLC	18,175	9,431,734
Sherwin-Williams Co. (The)	9,191	3,164,645
		17,850,229
Commercial Services & Supplies — 0.3%
Cintas Corp.	13,440	2,285,875
Republic Services, Inc.	7,842	1,670,973
Waste Management, Inc.	14,670	3,269,650
		7,226,498
Communications Equipment — 1.4%
Arista Networks, Inc.(a)	41,160	6,992,261
Ciena Corp.(a)	5,546	2,720,646
Cisco Systems, Inc.	155,910	18,313,188
Motorola Solutions, Inc.	6,539	2,715,581
		30,741,676
Construction & Engineering — 0.2%
Quanta Services, Inc.	5,883	4,235,995
Construction Materials — 0.1%
CRH PLC	26,348	2,819,236
Consumer Finance — 0.5%
American Express Co.	20,926	7,078,219
Capital One Financial Corp.	24,572	4,929,635
		12,007,854
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	17,514	16,383,821
Target Corp.	17,889	2,336,482
Walmart, Inc.	173,214	19,618,218
		38,338,521
Diversified Telecommunication Services — 0.9%
AT&T Inc.	267,010	5,527,107
Comcast Corp., Class A	139,724	3,430,224
Space Exploration Technologies Corp., Class A(a)(c)	20,853	3,562,944
Verizon Communications, Inc.	165,478	7,006,338
		19,526,613
Electric Utilities — 1.0%
American Electric Power Co., Inc.	21,559	2,949,487
Constellation Energy Corp.	12,640	3,139,397
Duke Energy Corp.	30,708	3,887,019
NextEra Energy, Inc.	82,281	7,221,803
Southern Co. (The)	44,633	4,271,824
		21,469,530
Electrical Equipment — 1.4%
Bloom Energy Corp., Class A(a)	10,579	3,202,263
Eaton Corp. PLC	15,316	6,526,454
Emerson Electric Co.	22,143	3,169,771
GE Vernova, Inc.	10,626	12,484,062
Vertiv Holdings Co., Class A	15,121	5,062,813
		30,445,363

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	48,472	$ 8,546,583
Corning, Inc.	31,161	7,959,454
		16,506,037
Energy Equipment & Services — 0.1%
SLB Ltd.	58,929	2,739,609
Entertainment — 1.0%
Netflix, Inc.(a)	165,655	11,827,767
Spotify Technology SA(a)	6,252	2,870,481
Walt Disney Co. (The)	69,927	6,730,473
		21,428,721
Financial Services — 3.5%
Apollo Global Management, Inc.	16,548	1,957,794
Berkshire Hathaway, Inc., Class B(a)	73,488	36,772,660
Mastercard, Inc., Class A	31,881	16,374,082
Visa, Inc., Class A	65,159	22,355,401
		77,459,937
Food Products — 0.1%
Mondelez International, Inc., Class A	50,597	2,926,530
Ground Transportation — 0.8%
CSX Corp.	73,192	3,478,816
Norfolk Southern Corp.	8,865	2,788,840
Uber Technologies, Inc.(a)	77,495	5,592,039
Union Pacific Corp.	23,392	6,362,624
		18,222,319
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	68,298	6,197,361
Boston Scientific Corp.(a)	58,442	2,494,305
Intuitive Surgical, Inc.(a)	13,947	5,546,443
Medtronic PLC	50,554	3,954,839
Stryker Corp.	13,630	4,291,269
		22,484,217
Health Care Providers & Services — 1.5%
Cigna Group (The)	10,291	2,837,023
CVS Health Corp.	50,789	5,254,122
Elevance Health, Inc.	8,557	3,309,249
HCA Healthcare, Inc.	5,886	2,294,893
McKesson Corp.	4,834	3,652,570
UnitedHealth Group, Inc.	35,640	14,813,053
		32,160,910
Health Care REITs — 0.3%
Welltower, Inc.	27,867	6,324,973
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	16,298	2,332,244
Booking Holdings, Inc.	30,630	5,459,491
DoorDash, Inc., Class A(a)	14,840	2,738,425
Hilton Worldwide Holdings, Inc.	8,795	2,906,396
Marriott International, Inc., Class A	8,597	3,185,962
McDonald’s Corp.	28,070	7,587,602
Starbucks Corp.	44,967	4,595,178
		28,805,298
Household Products — 0.7%
Colgate-Palmolive Co.	31,353	2,874,443
Procter & Gamble Co. (The)	92,053	13,498,652
		16,373,095
Security	Shares	Value
Industrial Conglomerates — 0.3%
3M Co.	20,580	$ 3,332,108
Honeywell International, Inc.	12,512	2,801,325
		6,133,433
Industrial REITs — 0.2%
Prologis, Inc.	36,734	4,976,355
Insurance — 1.1%
Aflac, Inc.	17,945	2,104,051
Aon PLC, Class A	8,203	2,720,853
Arthur J. Gallagher & Co.	10,048	2,306,719
Chubb Ltd.	13,869	4,725,723
Marsh & McLennan Cos., Inc.	19,008	3,168,064
MetLife, Inc.	21,298	1,802,024
Progressive Corp. (The)	23,120	5,050,564
Travelers Cos., Inc. (The)	8,356	2,758,483
		24,636,481
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	229,935	82,171,871
Alphabet, Inc., Class C, NVS	187,628	66,294,601
Meta Platforms, Inc., Class A	86,742	48,860,901
		197,327,373
IT Services — 0.6%
Accenture PLC, Class A	24,190	3,010,204
International Business Machines Corp.	37,082	10,427,829
		13,438,033
Life Sciences Tools & Services — 0.6%
Danaher Corp.	24,906	4,744,095
Thermo Fisher Scientific, Inc.	14,696	7,367,986
		12,112,081
Machinery — 1.8%
Caterpillar, Inc.	17,926	19,089,397
Cummins, Inc.	5,443	3,882,002
Deere & Co.	9,765	6,194,233
Illinois Tool Works, Inc.	11,337	3,066,318
PACCAR, Inc.	20,360	2,445,643
Parker-Hannifin Corp.	4,975	4,866,147
		39,543,740
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	56,391	3,546,430
Newmont Corp.	42,066	3,928,965
Southern Copper Corp.	3,628	632,215
		8,107,610
Multi-Utilities — 0.2%
Dominion Energy, Inc.	34,680	2,368,297
Sempra	25,769	2,389,044
		4,757,341
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	73,250	12,141,920
ConocoPhillips	48,268	5,017,941
EOG Resources, Inc.	21,105	2,737,952
Exxon Mobil Corp.	164,226	22,452,979
Valero Energy Corp.	11,660	3,036,730
Williams Cos., Inc. (The)	48,055	3,572,409
		48,959,931
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	80,489	4,637,776
Eli Lilly & Co.	31,505	37,788,042
Johnson & Johnson	95,086	24,148,992

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	97,674	$ 12,551,109
Pfizer, Inc.	225,298	5,425,176
		84,551,095
Professional Services — 0.2%
Automatic Data Processing, Inc.	15,801	3,538,634
Semiconductors & Semiconductor Equipment — 21.2%
Advanced Micro Devices, Inc.(a)	64,188	37,287,451
Analog Devices, Inc.	19,239	7,641,154
Applied Materials, Inc.	31,284	22,618,332
Broadcom, Inc.	183,579	69,346,967
Intel Corp.(a)	173,048	24,162,692
KLA Corp.	51,642	15,580,908
Lam Research Corp.	49,318	21,370,969
Marvell Technology, Inc.	34,459	10,264,992
Micron Technology, Inc.	44,482	51,345,128
Monolithic Power Systems, Inc.	1,864	2,576,719
NVIDIA Corp.	920,539	184,190,648
QUALCOMM, Inc.	41,695	7,704,819
Texas Instruments, Inc.	35,840	10,682,829
		464,773,608
Software — 8.2%
Adobe, Inc.(a)	15,924	3,264,738
AppLovin Corp., Class A(a)	9,459	4,873,561
Cadence Design Systems, Inc.(a)	10,869	4,079,353
Crowdstrike Holdings, Inc., Class A(a)	9,921	7,571,112
Fortinet, Inc.(a)	23,889	3,669,828
Intuit, Inc.	10,666	2,783,826
Microsoft Corp.	293,176	109,360,512
Oracle Corp.	67,695	9,920,702
Palantir Technologies, Inc., Class A(a)	87,711	10,233,242
Palo Alto Networks, Inc.(a)	31,853	10,862,510
Salesforce, Inc.	31,328	4,907,845
ServiceNow, Inc.(a)	40,449	4,015,777
Strategy, Inc., Class A(a)	12,898	1,121,223
Synopsys, Inc.(a)	7,342	3,275,046
		179,939,275
Specialized REITs — 0.4%
American Tower Corp.	18,370	3,004,781
Equinix, Inc.	3,882	4,046,558
Public Storage	6,229	1,982,753
		9,034,092
Specialty Retail — 1.6%
AutoZone, Inc.(a)	649	2,074,165
Carvana Co., Class A(a)	27,321	1,798,268
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	39,377	$ 13,887,480
Lowe’s Cos., Inc.	22,193	4,893,335
O’Reilly Automotive, Inc.(a)	32,710	3,012,264
Ross Stores, Inc.	12,452	2,650,408
TJX Cos., Inc. (The)	43,605	6,606,158
		34,922,078
Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc.	570,535	165,090,008
Dell Technologies, Inc., Class C	11,861	5,117,547
Sandisk Corp.(a)	5,745	13,062,579
Western Digital Corp.	13,359	8,532,660
		191,802,794
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	46,515	1,909,441
Tobacco — 0.7%
Altria Group, Inc.	65,878	4,739,922
Philip Morris International, Inc.	61,582	11,140,800
		15,880,722
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	19,323	3,241,047
Total Long-Term Investments — 99.8% (Cost: $1,494,844,326)		2,190,080,119
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(b)(d)(e)	3,442,268	3,443,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(d)	2,524,954	2,524,954
Total Short-Term Securities — 0.3% (Cost: $5,968,254)		5,968,254
Total Investments — 100.1% (Cost: $1,500,812,580)		2,196,048,373
Liabilities in Excess of Other Assets — (0.1)%		(2,659,087)
Net Assets — 100.0%		$ 2,193,389,286

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,443,300 (a)	$ —	$ —	$ —	$ 3,443,300	3,442,268	$ 224 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,944,209	—	(419,255)(a)	—	—	2,524,954	2,524,954	30,463	—
BlackRock, Inc.	5,956,832	132,107	(307,107)	45,986	(41,150)	5,786,668	6,018	35,045	—
				$ 45,986	$ (41,150)	$ 11,754,922		$ 65,732	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	09/18/26	$ 2,642	$ 32,567
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,190,080,119	$ —	$ —	$ 2,190,080,119
Short-Term Securities
Money Market Funds	5,968,254	—	—	5,968,254
	$ 2,196,048,373	$ —	$ —	$ 2,196,048,373
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 32,567	$ —	$ —	$ 32,567

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust